Financial Assets And Financial Liabilities - Summary of Expected credit loss assessment for corporate customers (Parenthetical) (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Insurance Premium Payable Credit Insurance	€ 137,460	€ 145,445